Segment reporting (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 1,093,587	$ 745,974	$ 650,351
Latin America
Disclosure of operating segments [line items]
Revenue	874,140	562,183	492,681
BRAZIL
Disclosure of operating segments [line items]
Revenue	207,187	151,959	158,997
MEXICO
Disclosure of operating segments [line items]
Revenue	183,036	149,249	116,835
ARGENTINA
Disclosure of operating segments [line items]
Revenue	161,091	85,454	75,128
Other countries
Disclosure of operating segments [line items]
Revenue	322,826	175,521	141,721
Non-LatAm
Disclosure of operating segments [line items]
Revenue	219,447	183,791	157,670
EGYPT
Disclosure of operating segments [line items]
Revenue	59,737	93,951	36,662
Other countries
Disclosure of operating segments [line items]
Revenue	$ 159,710	$ 89,840	$ 121,008